Significant Accounting Policies (Details 2)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected life (in years)	7 years	2 years 11 months 23 days	4 years 4 months 17 days
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility	64.00%	68.00%	64.00%
Risk-free interest	1.78%	0.83%	1.12%
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility	70.00%	71.00%	69.00%
Risk-free interest	2.28%	0.97%	1.63%